Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (5,735,000)	$ 9,291,000	$ 11,646,760	$ 21,669,452	$ (19,564,718)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	41,518,000	45,563,000	60,230,206	64,618,533	53,368,611
Change in deferred tax assets and liabilities	602,000	(1,527,000)	(3,300,688)	(1,073,318)	(2,025,869)
Accretion of fair market value adjustment of debt	80,000	10,000	12,920	(35,738)	(110,942)
Amortization of debt issuance costs	2,975,000	2,026,000	2,727,501	2,594,163	1,676,309
Loss on extinguishment of debt	471,000	0	0	2,393,475	2,444,788
Equity based compensation expense	3,863,000	4,079,000	5,258,246	3,968,494	2,907,808
Non-cash adjustment from equity method investments in joint ventures	1,068,000	1,215,000	1,625,135	760,005	560,451
Non-cash adjustment from equity method investments in Managed REITs	957,000	1,315,000	1,694,393	930,200	489,799
Accretion of financing fee revenues	(114,000)	(576,000)	(664,078)	(681,151)	0
Contingent earnout adjustment			0	1,514,447	12,619,744
Unrealized foreign currency and derivative (gains) losses	4,215,000	(839,000)	(1,035,341)	8,496,914	467,989
Gain on equity interests upon acquisition			0	(16,101,237)	0
Write-off of equity interest and preexisting relationships upon acquisition of control			0	2,049,682	8,389,573
Gain on deconsolidation of SST VI OP			0	0	(169,533)
Gain on sale of real estate			0	0	(178,631)
Issuance of noncontrolling interest in SST VI Advisor	330,000	0
Non-cash adjustments for sponsor funding reduction	598,000	0
Increase (decrease) in cash from changes in assets and liabilities:
Other assets, net	2,684,000	7,176,000	992,004	(780,731)	(1,367,439)
Purchase of SOFR interest rate caps			0	(6,053,700)	0
Accounts payable and accrued liabilities	12,288,000	5,526,000	(3,250,666)	3,293,359	99,039
Managed REITs receivables	(12,333,000)	(4,561,000)	(2,751,258)	365,479	(304,468)
Due to affiliates	(45,000)	15,000	6,250	(18,351)	(537,527)
Net cash provided by operating activities	53,422,000	68,713,000	73,191,384	87,909,977	58,764,984
Cash flows from investing activities:
Purchase of real estate	(54,909,000)	(15,617,000)	(15,616,741)	(72,512,886)	(64,585,072)
Additions to real estate and construction in process	(8,565,000)	(10,134,000)
Additions to real estate			(10,466,358)	(10,415,161)	(10,288,805)
Insurance proceeds on insured property damage	0	1,686,000	1,725,967	0	0
Investments in unconsolidated joint ventures, net	(8,759,000)	(7,489,000)	(9,517,303)	(4,822,869)	(5,795,399)
Deposits on acquisition of real estate	(474,000)	(753,000)	(753,103)	(1,384,665)	(340,000)
Settlement of foreign currency hedges	1,939,000	2,851,000	2,850,916	0	(3,190,899)
Redemption of preferred equity investment in SSGT II			0	0	13,500,000
Investments in Managed REITs			0	(5,003,000)	0
Capital Distributions from Managed REITs	463,000	444,000	597,364	0	0
Capital distributions from unconsolidated JV Properties			1,320,865	0	0
Deconsolidation of SST VI OP			0	0	(3,011,368)
SST VI OP repayment of debt			0	0	5,600,000
SST VI preferred equity investment	0	(15,000,000)	(15,000,000)	0	0
SST VI preferred equity investment redemption	0	15,000,000	15,000,000	0	0
SST VI promissory note funding	(8,000,000)	(15,000,000)	(15,000,000)	0	0
Purchase of SST VI Subordinated Class C Units	(926,000)	0	(3,197,083)	0	0
Purchase of other assets	(70,000)	0	(183,212)	0	(1,967,476)
Net proceeds from the sale of real estate			0	228,146	256,237
Settlement of company owned life insurance			0	0	2,894,561
Net cash (used in) provided by investing activities	(80,301,000)	3,488,000	261,312	(205,151,158)	(120,214,731)
Cash flows from financing activities
Gross proceeds from issuance of non-credit facility debt	75,590,000	0	80,148,639	150,000,000	271,675,995
Repayment of non-credit facility debt	(15,000,000)	(12,017,000)	(12,016,875)	(86,237,235)	(422,190,754)
Scheduled principal payments on non-credit facility debt	(2,617,000)	(1,964,000)	(2,639,399)	(2,512,634)	(1,294,637)
Proceeds from issuance of credit facility debt			135,000,000	318,000,000	246,505,250
Repayment of credit facility debt	(623,808,000)	(105,000,000)	(184,512,859)	(183,000,000)	(15,000,000)
Debt issuance costs	(9,614,000)	0	(870,603)	(2,081,854)	(6,970,064)
Debt defeasance costs			0	(2,544,346)	(525,467)
Offering costs	(88,000)	(11,000)	(10,506)	(601,345)	(971,752)
Redemption of common stock	(21,228,000)	(11,993,000)	(18,992,090)	(1,763,338)	(4,622,000)
Restricted stock withholding for payroll taxes	(218,000)	(247,000)	(246,662)	0	0
Gross proceeds from issuance of equity in SST VI OP			0	0	4,015,815
Offering costs related to issuance of equity in SST VI OP			0	0	(373,067)
Gross proceeds from issuance of equity in other non controlling interests			0	1,000	0
Distributions paid to preferred stockholders	(9,367,000)	(9,349,000)	(12,500,000)	(12,500,000)	(12,277,935)
Distributions paid to common stockholders	(26,684,000)	(31,895,000)	(40,597,803)	(49,391,782)	(26,157,045)
Distributions paid to noncontrolling interests in our OP	(6,521,000)	(6,251,000)	(8,272,896)	(7,032,520)	(6,139,772)
Distributions paid to other noncontrolling interests	(333,000)	(485,000)	(587,530)	(268,695)	0
Proceeds from issuance of credit facility debt	659,000,000	105,000,000
Net cash provided by (used in) financing activities	19,112,000	(74,212,000)	(66,098,584)	120,067,251	25,674,567
Impact of foreign exchange rate changes on cash and restricted cash	(622,000)	(215,000)	34,673	(1,474,040)	(196,135)
Change in cash, cash equivalents, and restricted cash	(8,389,000)	(2,226,000)	7,388,785	1,352,030	(35,971,315)
Cash, cash equivalents, and restricted cash beginning of year	53,427,176	46,038,391	46,038,391	44,686,361	80,657,676
Cash, cash equivalents, and restricted cash end of year	45,038,000	43,812,000	53,427,176	46,038,391	44,686,361
Supplemental disclosures and non-cash transactions:
Cash paid for interest, net of capitalized interest	46,311,000	38,848,000	55,647,072	36,523,574	27,220,673
Cash paid for income taxes	53,000	16,000	406,728	265,930	0
Supplemental disclosure of noncash activities:
Issuance of shares pursuant to distribution reinvestment plan	16,979,000	11,875,000	17,636,337	5,243,398	19,564,929
Intangible assets applied to the purchase of real estate			8,370,000	0	0
Distributions payable	8,803,000	8,928,000	9,155,808	9,324,453	8,360,420
Redemption of common stock included in accounts payable and accrued liabilities	12,617,000	7,000,000	3,945,126	0	1,676,874
Earnest deposits on acquisitions assigned to the Managed REITs, amounts reclassified to Managed REITs receivables	0	1,083,000	1,194,942	0	0
Deposit applied to the purchase of real estate			400,000	190,000	156,940
Conversion of A-2 Units into A-1 Units			0	31,514,447	11,219,744
Real estate and construction in process included in accounts payable and accrued liabilities	623,000	0	433,039	515,898	19,056
Issuance of common stock and OP Units in connection with the mergers			0	168,791,577	231,412,470
Debt assumed in Merger			0	0	81,165,978
Deposits applied to the purchase of real estate	0	400,000
SST IV Merger
Cash flows from investing activities:
Merger, net of cash acquired			0	0	(46,486,510)
SSGT II Merger
Cash flows from investing activities:
Merger, net of cash acquired			0	(65,540,723)	0
SST VI Mezzanine
Cash flows from investing activities:
Mezzanine loan funding	0	(15,000,000)	(15,000,000)	(28,200,000)	(6,800,000)
Mezzanine loan repayments	0	50,000,000	50,000,000	0	0
SSGT III Mezzanine
Cash flows from investing activities:
Mezzanine loan funding			(16,000,000)	(59,500,000)	0
Mezzanine loan repayments			$ 29,500,000	$ 42,000,000	$ 0
SSGT III
Cash flows from investing activities:
Loan funding	0	(8,000,000)
Loan repayment	4,000,000	20,500,000
Bridge loan funding	(20,000,000)	0
Bridge loan repayment	$ 15,000,000	$ 0